Borrowings	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Debt Disclosure [Abstract]
Borrowings

NOTE 8. BORROWINGS

Borrowings consisted of the following:

(in millions)	September 30, 2013	June 30, 2013
Senior Notes due 2014, 5.125% Less Unamortized Discount of $1.5 million at September 30, 2013 and $1.8 million at June 30, 2013, Effective Rate 5.49%	$449	$448
Senior Notes due 2019, 6.375% Less Unamortized Discount of $10.6 million at September 30, 2013 and $11.0 million at June 30, 2013, Effective Rate 6.69%	689	689
Senior Notes due 2023, 3.300% Less Unamortized Discount of $2.1 million at September 30, 2013 and $2.2 million at June 30, 2013, Effective Rate 3.39%	298	298
Euro Denominated Debt, Interest Averaging 3.52% at September 30, 2013 and 3.53% at June 30, 2013, Due in Varying Installments through 2020	11	11
Other Obligations; Interest Averaging 7.44% at September 30, 2013 and 12.43% at June 30, 2013, Due in Varying Installments through 2017 and 2014, respectively	4	—

Total Borrowings	1,451	1,446
Less: Current Portion	452	2

Long-Term Portion	$999	$1,444

Senior Unsecured Notes. In July 2009, we sold $1.4 billion aggregate principal amount of senior notes and received net proceeds of $1.374 billion. In August 2012, we used $250 million in cash to repay upon maturity the $250 million aggregate principal amount of the 4.125% senior notes due 2012. In March 2013, we issued $300 million aggregate principal amount of senior notes and received net proceeds of approximately $298 million. The senior notes are unsecured obligations and the discount on sale of the senior notes is amortized to interest expense utilizing the effective interest rate method.

Euro Denominated Debt. In connection with our acquisition of Rowa Automatisierungssysteme GmbH (“Rowa”) on August 1, 2011, we assumed a 9 million Euro debt facility comprised of four tranches with annual interest rates ranging from 2.65% to 3.75%. These loans are payable in quarterly or semi-annual installments, with the final payment due September 30, 2020. At September 30, 2013 and June 30, 2013, the aggregate outstanding balance on these loans was $11 million.

Revolving Credit Facility. In July 2011, we entered into a five-year senior unsecured revolving credit facility with an aggregate available principal amount of $550 million. Effective as of December 10, 2012, we increased the aggregate commitments available under the credit facility from $550 million to $750 million, pursuant to the exercise of the accordion feature under the credit facility. At both September 30, 2013 and June 30, 2013, we had no amounts outstanding under the credit facility.

The credit facility matures on July 6, 2016. Borrowings under the credit facility bear interest at a rate per annum based upon the British Bankers Association LIBOR Rate or the alternate base rate, in each case plus an applicable margin, which varies based upon CareFusion’s debt ratings. The credit facility also requires us to pay a quarterly commitment fee to the lenders under the credit facility on the amount of the lender’s unused commitments thereunder based upon CareFusion’s debt ratings.

The credit facility contains several customary covenants including, but not limited to, limitations on liens, subsidiary indebtedness, dispositions, and transactions with affiliates. In addition, the credit facility contains financial covenants requiring us to maintain a consolidated leverage ratio of no more than 3.50 :1.00 as of the end of any period of four fiscal quarters, and a consolidated interest coverage ratio of at least 3.50 :1.00 as of the end of any period of the most recent four fiscal quarters. The credit facility is subject to customary events of default, including, but not limited to, non-payment of principal or other amounts when due, breach of covenants, inaccuracy of representations and warranties, cross-default to other material indebtedness, certain ERISA-related events, certain voluntary and involuntary bankruptcy events, and change of control. We were in compliance with all of the revolving credit facility covenants at September 30, 2013.

Other Borrowings. We maintain other borrowings that consist primarily of additional notes, loans and capital leases, which were $ 4 million at September 30, 2013 (net of an unamortized discount of $1 million) and were not material at June 30, 2013. Obligations related to capital leases are secured by the underlying assets, and the discount on principal balance is amortized to interest expense utilizing the effective interest rate method.

Letters of Credit and Bank Guarantees. At September 30, 2013 and June 30, 2013, we had $22 million and $24 million, respectively, of letters of credit and bank guarantees outstanding.

NOTE 11. BORROWINGS

Borrowings consisted of the following:

(in millions)	June 30, 2013	June 30, 2012
Senior Notes due 2012, 4.125%, Effective Rate 4.52%	$—	$250
Senior Notes due 2014, 5.125% Less Unamortized Discount of $1.8 million at June 30, 2013, Effective Rate 5.49%	448	448
Senior Notes due 2019, 6.375% Less Unamortized Discount of $11.0 million at June 30, 2013, Effective Rate 6.69%	689	691
Senior Notes due 2023, 3.300% Less Unamortized Discount of $2.2 million at June 30, 2013, Effective Rate 3.39%	298	—
Euro Denominated Debt, Interest Averaging 3.53% at June 30, 2013, Due in Varying Installments through 2020	11	12
Other Obligations; Interest Averaging 12.43% at June 30, 2013 and 8.54% at June 30, 2012, Due in Varying Installments through 2014	—	1

Total Borrowings	1,446	1,402
Less: Current Portion	2	251

Long-Term Portion	$1,444	$1,151

Senior Unsecured Notes.    In July 2009, we sold $1.4 billion aggregate principal amount of senior unsecured notes and received net proceeds of $1.374 billion (the “July 2009 Notes”). In August 2012, we used $250 million in cash to repay upon maturity the $250 million aggregate principal amount of the 4.125% senior notes due 2012. In March 2013, we issued $300 million aggregate principal amount of senior unsecured notes and received net proceeds of approximately $298 million (the “March 2013 Notes”). The senior notes are unsecured obligations and the discount on sale of the senior notes is amortized to interest expense utilizing the effective interest rate method.

The indenture for the senior notes limits our ability to incur certain secured debt and enter into certain sale and leaseback transactions. In accordance with the indenture, we may redeem the senior notes prior to maturity at a price that would equal or exceed the outstanding principal balance, as defined. In addition, if we undergo a change of control and experience a below investment grade rating event, we may be required to repurchase all of the senior notes at a purchase price equal to 101% of the principal balance plus any accrued and unpaid interest.

In connection with the issuance of the July 2009 Notes, we entered into a registration rights agreement with the initial purchasers of the notes pursuant to which we agreed to file a registration statement with the SEC to conduct an exchange offer for the notes. In accordance with the registration rights agreement, we filed a Form S-4 with the SEC and conducted an exchange offer for the July 2009 Notes, which we completed on February 4, 2010. The purpose of the exchange offer was to allow the holders of the July 2009 Notes, which were issued in a private placement transaction and were subject to transfer restrictions, to exchange their notes for new notes that did not have these restrictions and are registered under the Securities Act. All of the outstanding July 2009 Notes were exchanged in the exchange offer. In connection with the issuance of the March 2013 Notes, we entered into a registration rights agreement with the initial purchasers of the notes pursuant to which we agreed to file a registration statement with the SEC to conduct an exchange offer for the notes. Under this registration rights agreement, we have until March 11, 2014 to file a registration statement with the SEC for the March 2013 Notes.

Euro Denominated Debt.    In connection with our acquisition of Rowa on August 1, 2011, we assumed a 9 million Euro debt facility comprised of four tranches with annual interest rates ranging from 2.65% to 3.75%. These loans are subject to certain customary covenants and payable in quarterly or semi-annual installments, with the final payment due September 30, 2020. The aggregate outstanding balance on these loans was $11 million and $12 million at June 30, 2013 and June 30, 2012, respectively.

Revolving Credit Facility.    In July 2011, we entered into a five-year senior unsecured revolving credit facility with an aggregate available principal amount of $550 million. Effective as of December 10, 2012, we increased the aggregate commitments available under the credit facility from $550 million to $750 million, pursuant to the exercise of the accordion feature under the credit facility. At both June 30, 2013 and June 30, 2012, we had no amounts outstanding under the credit facility.

The credit facility matures on July 6, 2016. Borrowings under the credit facility bear interest at a rate per annum based upon the British Bankers Association LIBOR Rate or the alternate base rate, in each case plus an applicable margin, which varies based upon CareFusion’s debt ratings. The credit facility also requires us to pay a quarterly commitment fee to the lenders under the credit facility on the amount of the lender’s unused commitments thereunder based upon CareFusion’s debt ratings.

The credit facility contains several customary covenants including, but not limited to, limitations on liens, subsidiary indebtedness, dispositions, and transactions with affiliates. In addition, the credit facility contains financial covenants requiring us to maintain a consolidated leverage ratio of no more than 3.50:1.00 as of the end of any period of four fiscal quarters, and a consolidated interest coverage ratio of at least 3.50:1.00 as of the end of any period of the most recent four fiscal quarters. The credit facility is subject to customary events of default, including, but not limited to, non-payment of principal or other amounts when due, breach of covenants, inaccuracy of representations and warranties, cross-default to other material indebtedness, certain ERISA-related events, certain voluntary and involuntary bankruptcy events, and change of control.

We were in compliance with all of the revolving credit facility covenants at June 30, 2013.

Other Borrowings.    We maintain other borrowings that consist primarily of additional notes, loans and capital leases, which were not material at June 30, 2013. These additional notes, loans and capital leases totaled $1 million at June 30, 2012. Obligations related to capital leases are secured by the underlying assets.

Letters of Credit and Bank Guarantees.    At June 30, 2013 and June 30, 2012, we had $24 million and $21 million, respectively, of letters of credit and bank guarantees outstanding.

Future Payments.    As of June 30, 2013, maturities of long-term obligations for the next five fiscal years and thereafter are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Maturities of Long-Term Obligations	$2	$450	$2	$1	$1	$990	$1,446